May 15, 2007

VIA EDGAR

Securities and Exchange Commission
100 “F” Street NE
Washington, D.C.  20549

Re:      Pre-Effective Amendment on Form N-4 for Symetra Separate Account C
File Nos.  333-137411/811-08052: Symetra Focus Variable Annuity

Commissioners:

On behalf of Symetra Life Insurance Company (“Symetra Life”) and the Symetra Separate Account C (“Separate Account”), we are electronically transmitting for filing under the Securities Act of 1933 (“Securities Act”)  Pre-effective Amendment No. 1, with exhibits, to the Form N-4/A  Registration Statement for the above referenced Registrant under the Securities Act of 1933.

This amendment incorporates the comments provided by the Staff to our initial filing.  With this amendment, we believe this filing is ready to go effective.  This filing includes all exhibits including financial statements for Symetra Separate Account C and Symetra Life Insurance Company.

In connection with the above referenced filing and subsequent comments made by the Commission, Symetra Life Insurance Company on behalf of Symetra Separate Account C acknowledges that:

•      The Separate Account is responsible for the adequacy and accuracy of the disclosures in the filings;

•      The Staff’s comments or suggested changes to the disclosure in response to staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

•      The Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Thank you for your attention to this matter.  Please direct any questions or comments regarding the Registration Statement  to the undersigned at 425-256-5026 (or by e-mail to Jacquie.Veneziani@symetra.com  or fax to 425-256-6080).

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Senior Counsel